CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (2,234,911)	$ (20,000)
Adjustment to reconcile net loss to net cash used in operating activities:
Payment of formation costs through issuance of Class B ordinary shares		5,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	3,750	(5,000)
Change in fair value of warrant liability	1,836,968
Offering cost allocated to warrant liability	299,523
Accrued expenses	13,952
Net cash used in operating activities	(80,718)	(20,000)
Cash Flows from Investing Activities
Investment of cash into Trust Account	(278,002,870)
Net cash used in investing activities	(278,002,870)
Cash Flows from Financing Activities
Proceeds from sale of Units, net of underwriting discounts paid	238,142,813
Proceeds from sale of Private Placement Units	35,000,000
Proceeds from sale of Private Placement Warrants	6,860,057
Proceeds from promissory note - related party	80,653	25,716
Payment of offering costs		(5,716)
Net cash provided by financing activities	280,083,523	20,000
Net Change in Cash	1,999,935
Cash - End of period	1,999,935
Non-cash investing and financing activities:
Deferred Offering Costs	475,557	531,947
Proceeds from Promissory Note with Related Party for Offering Cost	105,927
Deferred offering costs paid directly by sponsor in exchange for issuance of Class B ordinary shares		$ 20,000
Class A ordinary share subject to possible redemption	228,085,957
Initial Classification of Warrant liability	14,916,913
Deferred underwriting fee payable	$ 8,505,100